STOCK COMPENSATION EXPENSE	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5. STOCK COMPENSATION EXPENSE

During the three month period ending September 30, 2013, 180,000 warrants with a one year vesting period were subscribed for by directors.

ASC 718-10-S99-1 expresses the view that “the use of a simplified method is not allowed if the Company may have sufficient historical exercise data for some of its share options grants and therefore, accepts the use of simplified method for only some grants but not all share options grants”.

The Company decided to use the simplified method to estimate the expected term of the warrants subscribed for by directors. The Company considers that insufficient historical exercise data are available for warrants which are granted to a limited number of beneficiaries together with few exercises over the past years, in addition, the vesting schedule and contractual terms having been changed over time. Consequently, the Company believes that prior exercise patterns would not reflect accurately future exercises.

The grant date fair value of the warrants subscribed is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended September 30, 2013
Risk-free interest rate	0.47%
Dividend yield	-
Expected volatility	54%
Expected term	2.5 years
Forfeiture rate	-

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands except per share data)	2012	2013	2012	2013

Net income (loss)	$(6,425)	$(6,369)	$(12,330)	$(48,052)

Net income (loss) per share
Basic	$(0.26)	$(0.25)	$(0.49)	$(1.89)
Diluted	$(0.26)	$(0.25)	$(0.49)	$(1.89)

Number of shares used for computing (weighted average)
Basic	25,157	25,465	25,109	25,434
Diluted	25,157	25,465	25,109	25,434

Stock-based compensation (ASC 718)
Cost of products and services sold	13	5	38	15
Research and development	298	184	835	555
Selling, general and administrative	542	307	1,471	885
Total	853	496	2,344	1,456

Net income (loss) before stock-based compensation	(5,572)	(5,873)	(9,986)	(46,595)

Net income (loss) before stock-based compensation per share
Basic	$(0.22)	$(0.23)	$(0.40)	$(1.83)
Diluted	$(0.22)	$(0.23)	$(0.40)	$(1.83)